                               ------------------
                                MAIRS AND POWER
                               GROWTH FUND, INC.
                               ------------------

3RD QUARTER REPORT

September 30, 1998

                                                               November 11, 1998

To Our Shareholders:

  On September 30, 1998, the net asset value per share of Mairs and Power Growth Fund was $80.39, a decline of 6.9% from the year-end valuation. This compares with returns of +6% for the Standard & Poor's 500 Stock Index, +0.4% for the Dow Jones Industrial Average and -16.8% for the Russell 2000. The WALL STREET JOURNAL, in its quarterly review of Mutual Funds, compiled a list of the 50 best performing stock funds for the past five and ten year periods. Mairs and Power Growth Fund was one of the ten diversified stock funds to appear on both lists. For the past five and ten year periods, the Fund has outperformed all major stock indexes.

  The U.S. economy continued to perform admirably in the third quarter with G.D.P. rising at an annual rate of 3.3%, up from the second quarter pace of 1.8%. This was well above analysts' estimates and provides further evidence of sustainable economic growth. The unemployment rate remains low and American workers have received a boost in real disposable personal income which grew 2.6% during the past six months. These factors have supported strong consumer spending, which accounts for roughly two-thirds of G.D.P. Personal consumption grew at a strong 3.9% rate during the quarter. It appears that the economy has geared down to a 2.5% growth rate in the fourth quarter due, in part, to slower exports. However, we share the view held by most economists that a recession is not in prospect for 1999. The Federal Reserve has lowered interest rates twice during the past two months and we believe that further rate cuts may lie ahead. Consumer prices are rising at an annual rate of less than 2% which is a record low during a period of full employment. Moderately rising wages are being partially offset by improving worker productivity which has been rising at a 2% annual rate this year. Economists consider productivity the key to prosperity.

  The stock market suffered a sharp correction during August and September, reflecting investor concern over political instability both here and abroad as well as further indications of weakness in foreign economies. The sharp decline in both U.S. and foreign security markets created fears of an impending credit crisis which prompted the Federal Reserve to take decisive action and lower interest rates in both September and October. These actions served to restore confidence in U.S. financial markets and the stock market has recovered much of its earlier losses. Corporate earnings are in line with lowered expectations but most companies will report record earnings for 1998 and we believe that this will be the case in 1999 as well. Large company stocks appear to be at valuation levels that are consistent with their growth prospects but we believe that the recent flight to quality on the part of investors has left many mid and small company stocks clearly undervalued. We also believe that confidence will rise in the months ahead and substantiate our positive view on the prospects for U.S. financial markets.

                                                                 George A. Mairs
                                                                       President

SCHEDULE OF INVESTMENTS   AT SEPTEMBER 30, 1998
-------------------------------------------------------------------------------

  NUMBER OF                                                           MARKET
   SHARES                          COMMON STOCKS                       VALUE
----------------     ------------------------------------------   -------------
                     CHEMICAL  4.8%
       540,000       Ecolab, Inc.                                  $ 15,356,250
       222,500       H. B. Fuller                                     8,427,188
                                                                  -------------
                                                                     23,783,438
                                                                  -------------
                     CONSUMER  9.4%
       247,000       General Mills, Inc.                             17,290,000
       490,000       Hormel foods                                    13,260,625
       442,610       Jostens, Inc.                                    9,184,157
       345,800       The Toro Company                                 7,153,738
                                                                  -------------
                                                                     46,888,520
                                                                  -------------
                     DRUGS AND HOSPITAL SUPPLIES  10.5%
       282,000       Baxter International, Inc.                      16,779,000
       215,000       Johnson & Johnson                               16,823,750
       176,000       Pfizer Inc.                                     18,645,000
                                                                  -------------
                                                                     52,247,750
                                                                  -------------
                     FINANCIAL  15.3%
       590,000       Norwest Corporation                             21,129,375
       330,000       ReliaStar Financial Corporation                 12,870,000
       416,000       St. Paul Companies, Inc.                        13,520,000
       640,000       TCF Financial Corporation                       12,720,000
       450,000       US Bancorp                                      16,003,125
                                                                  -------------
                                                                     76,242,500
                                                                  -------------
                     INFORMATION SERVICES  9.4%
       470,000       Deluxe Corp.                                    13,365,625
       965,000       Merrill Corporation                             15,138,437
       628,400       National Computer Systems Inc.                  18,537,800
                                                                  -------------
                                                                     47,041,862
                                                                  -------------
                     MEDICAL DEVICES  6.2%
       376,000       Medtronic, Incorporated                         21,761,000
       395,000       St. Jude Medical, Inc. *                         9,134,375
                                                                  -------------
                                                                     30,895,375
                                                                  -------------
                     RETAILING  5.8%
       398,000       Dayton Hudson Corporation                       14,228,500
       628,000       SUPERVALU Inc.                                  14,640,250
                                                                  -------------
                                                                     28,868,750
                                                                  -------------
                     TECHNOLOGY  16.7%
       230,000       Ceridian *                                      13,196,250
       308,050       Emerson Electric Co.                            19,176,113
       240,000       Honeywell Inc.                                  15,375,000
     1,052,100       MTS Systems Corporation                         15,518,475
       213,000       Minnesota Mining & Manufacturing Company        15,695,437
       578,500       TSI Inc.                                         4,266,438
                                                                  -------------
                                                                     83,227,713
                                                                  -------------
                     TELECOMMUNICATIONS  2.6%
       629,000       ADC Telecommunications Inc. *                   13,287,625
                                                                  -------------
                     OTHER INDUSTRIALS  14.7%
       374,000       Bemis Company, Inc.                             13,113,375
       862,300       BMC Industries, Inc.                             5,173,800
       450,000       Burlington Northern Santa Fe                    14,400,000
       494,800       Donaldson Company, Inc.                          7,916,800
       549,850       Graco Inc.                                      12,784,012
       355,800       Imation Corporation *                            6,582,300
       320,000       Weyerhaeuser Company                            13,500,000
                                                                  -------------
                                                                     73,470,287
                                                                  -------------
                     TOTAL COMMON STOCKS  95.4%                    $475,953,820
                                                                  -------------
                     OTHER ASSETS IN EXCESS OF LIABILITIES 4.6%      22,721,600
                                                                  -------------
                     NET ASSETS  100%                              $498,675,420
                                                                  -------------
                                                                  -------------

*Non-income producing

STATEMENT OF NET ASSETS    AT SEPTEMBER 30, 1998
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Common stocks as annexed, at market value (cost $402,259,904). . . . . . . . . . . . . . . . . . . . . . . . .      $  475,953,820
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22,560,336
Dividends and interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             497,233
Receivables for securities sold, not yet delivered . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             292,178
Prepaid expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              87,298
                                                                                                                    --------------
                                                                                                                    $  499,390,865
LIABILITIES
Accrued management fee . . . . . . . . . . . . . . . . . . . . . . . . . . .           $      238,934
Accrued custodian and transfer agent fee . . . . . . . . . . . . . . . . . .                   80,623
Payable for securities purchased, not yet received . . . . . . . . . . . . .                  395,888                      715,445
                                                                                       --------------               --------------
NET ASSETS
Equivalent to $80.39 per share on 6,203,431 shares outstanding . . . . . . . . . . . . . . . . . . . . . . . .      $  498,675,420
                                                                                                                    --------------
                                                                                                                    --------------
STATEMENT OF CHANGES IN NET ASSETS    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS, December 31, 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  412,590,619
Net investment income, per statement below . . . . . . . . . . . . . . . . .           $    3,678,332
Net accrued income in price of shares sold and repurchased (Note A). . . . .                        0
                                                                                       --------------
                                                                                            3,678,332
Reversal of Capital Gain Distribution Paid . . . . . . . . . . . . . . . . .                    3,038
Distribution to Shareholders . . . . . . . . . . . . . . . . . . . . . . . .               (2,095,337)                   1,586,033
                                                                                       --------------
Fund shares issued and repurchased:
     Received for 2,129,456 shares issued. . . . . . . . . . . . . . . . . .              190,448,855
     Paid for 686,540 shares repurchased . . . . . . . . . . . . . . . . . .              (61,335,055)                 129,113,800
                                                                                       --------------
Increase in unrealized net appreciation (depreciation) of investments. . . . . . . . . . . . . . . . . . . . .         (49,118,798)
Net gain or (loss) realized from sales of securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,503,766
Distribution from net realized gain. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   0
                                                                                                                    --------------
NET ASSETS, September 30, 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  498,675,420
                                                                                                                    --------------
                                                                                                                    --------------
STATEMENT OF NET INVESTMENT INCOME   FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    5,644,057
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,086,795
                                                                                                                    --------------
                                                                                                                         6,730,852
EXPENSES
Management fee (Note B). . . . . . . . . . . . . . . . . . . . . . . . . . .           $    2,282,301
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note B) . . . . . . . . . . . . . . . . . . .                  401,671
Legal and auditing fees and expenses . . . . . . . . . . . . . . . . . . . .                   26,070
Insurance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    8,817
Other Fees and Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .                  333,661                    3,052,520
                                                                                       --------------               --------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . .                                        $    3,678,332
                                                                                                                    --------------
                                                                                                                    --------------

NOTE A: As of January 1, 1998, the Fund has retroactively elected to discontinue the use of the equalization method of accounting. The now current method being applied is more consistent with industry standard. The change has no impact on the net asset value per share.

NOTE B: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisor fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was paid to Firstar Trust Company which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) Each director of the Fund not affiliated with Mairs and Power, Inc. received $13,500.00 compensation for meetings attended during this nine month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the nine months ended September 30, 1998 aggregated $136,628,642 and $5,816,526 respectively.

                               -----------------
                                MAIRS AND POWER
                               GROWTH FUND, INC.
                               -----------------

                                A NO-LOAD FUND
             W-1420 First National Bank Building, 332 Minnesota Street,
                        St. Paul, Minnesota 55101-1363
                                 651-222-8478
                     Shareholder Information: 800-304-7404

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------
This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may result from an investment made in the Fund today.

                                                                                               PER SHARE
                                                                          ----------------------------------------------------
                                                                                             DISTRIBUTIONS           DIVIDENDS
                                                                                              OF REALIZED            FROM NET
                                SHARES                TOTAL NET           NET ASSET            SECURITIES           INVESTMENT
         DATES                OUTSTANDING              ASSETS               VALUE                GAINS                INCOME
     -------------            -----------             ---------           ---------          -------------          ----------
     Dec. 31, 1978              998,265             $ 13,282,487          $  13.31                                  $  0.35
     Dec. 31, 1979              914,635               14,104,765             15.42                                     0.45
     Dec. 31, 1980              840,882               14,540,014             17.29                                     0.55
     Dec. 31, 1981              861,678               13,148,158             15.26              $  0.74                0.60
     Dec. 31, 1982              850,942               16,784,217             19.72                 0.58                0.50
     Dec. 31, 1983              881,592               18,972,177             21.52                 0.70                0.48
     Dec. 31, 1984              872,069               17,304,204             19.84                 0.76                0.46
     Dec. 31, 1985              856,738               21,553,457             25.16                 0.86                0.46
     Dec. 31, 1986              893,850               22,235,453             24.88                 2.74                0.40
     Dec. 31, 1987              914,139               19,816,097             21.68                 2.29                0.48
     Dec. 31, 1988              929,039               20,630,251             22.21                 1.21                0.41
     Dec. 31, 1989              866,584               22,630,081             26.11                 1.83                0.43
     Dec. 31, 1990              867,432               22,501,587             25.94                 0.70                0.42
     Dec. 31, 1991              904,023               31,440,529             34.78                 1.58                0.39
     Dec. 31, 1992              956,814               34,363,306             35.91                 1.16                0.40
     Dec. 31, 1993            1,006,285               39,081,010             38.84                 1.22                0.43
     Dec. 31, 1994            1,064,019               41,889,850             39.37                 0.98                0.65
     Dec. 31, 1995            1,245,325               70,536,880             56.64                 1.51                0.56
     Dec. 31, 1996            2,161,246              150,161,759             69.48                 1.39                0.71
     Dec. 31, 1997            4,760,515              412,590,619             86.67                 1.69                1.00
     Sep. 30, 1998            6,203,431              498,675,420             80.39                                     0.35

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

--------------------------------------------------------------------------------
     AVERAGE  ANNUAL  TOTAL  RETURNS -- THE AVERAGE ANNUAL TOTAL RETURNS FOR
     THE FUND (PERIODS ENDED SEPTEMBER 30, 1998) ARE AS FOLLOWS:

          1 YEAR: -4.7%         5 YEARS: +20.0%        10 YEARS: +18.6%

     PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY
     REPRESENTATIVE OF FUTURE PERFORMANCE.  THE INVESTMENT RETURN AND
     PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
--------------------------------------------------------------------------------

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

George A. Mairs, III      William B. Frels    Peter G. Robb     Lisa J. Hartzell
    President and          Secretary and      Vice-President        Treasurer
      Director               Director         and Director

     Charlton Dietz           Donald E. Garretson           J. Thomas Simonet
        Director                   Director                      Director